Earnings per share - Summary of Earnings Per Share (Detail) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Loss attributable to shareholders (in TCHF)	SFr (98,181)	SFr (50,790)
Weighted average number of shares - basic	11,752,466	10,570,281
Weighted average number of shares - diluted	11,752,466	10,570,281
Total basic and diluted loss per share (in CHF) - basic	SFr (8.354)	SFr (4.805)
Total basic and diluted loss per share (in CHF) - diluted	SFr (8.354)	SFr (4.805)